Equity Accounted Investments - Condensed Summary of Company's Investments in and Advances to Joint Ventures (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2014	Jan. 31, 2014	Nov. 30, 2011
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	17.62%
Investment in equity accounted investments	$ 905,159	$ 873,421
Libra Joint Venture [Member] | Teekay Offshore [Member] | Offshore Production [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investment in equity accounted investments	$ 17,952	413
Itajai FPSO Joint Venture [Member] | Teekay Offshore [Member] | Offshore Production [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investment in equity accounted investments	$ 59,692	59,764
Itajai FPSO Joint Venture [Member] | Teekay Parent [Member] | Offshore Production [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Investment in equity accounted investments		12,781
Angola LNG Carriers [Member] | Teekay LNG [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	33.00%
Investment in equity accounted investments	$ 56,203	47,863
Exmar LNG Joint Venture [Member] | Teekay LNG [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investment in equity accounted investments	$ 77,844	99,541
Exmar LPG Joint Venture [Member] | Teekay LNG [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investment in equity accounted investments	$ 163,730	209,367
RasGas 3 Joint Venture [Member] | Teekay LNG [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	40.00%
RasGas 3 Joint Venture [Member] | Teekay LNG [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	40.00%
Investment in equity accounted investments	$ 160,684	145,764
Teekay LNG-Marubeni Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	52.00%
Teekay LNG-Marubeni Joint Venture [Member] | Teekay LNG [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	52.00%
Investment in equity accounted investments	$ 283,589	274,431
Yamal LNG Joint Venture [Member] | Teekay LNG [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%		50.00%
Investment in equity accounted investments	$ 96,900	95,300
Yamal LNG Joint Venture [Member] | Teekay LNG [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investment in equity accounted investments	$ 100,084	96,791
Tanker Investments Limited [Member] | Teekay Tankers [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest				20.00%
Tanker Investments Limited [Member] | Teekay Tankers [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	10.00%
Investment in equity accounted investments	$ 44,195	36,907
Tanker Investments Limited [Member] | Teekay Parent [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	7.00%
Investment in equity accounted investments	$ 34,224	29,043
High-Q Joint Venture [Member] | Teekay Tankers [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investment in equity accounted investments	$ 21,166	$ 18,948
Sevan [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	43.00%	43.00%			40.00%
Sevan [Member] | Teekay Parent [Member] | Offshore Production [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	43.00%
Investment in equity accounted investments	$ 22,581	$ 34,985
Unallocated [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investment in equity accounted investments	$ 16,072	32,791
Minimum [Member] | BG Joint Venture [Member] | Teekay LNG [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	20.00%
Investment in equity accounted investments	$ 25,574	$ 20,704
Maximum [Member] | BG Joint Venture [Member] | Teekay LNG [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	30.00%